SCHEDULE OF BASIC AND DILUTED WEIGHTED AVERAGE COMMON STOCK OUTSTANDING (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Basic weighted average common stock outstanding	384,075,369	303,078,548
Stock options outstanding	2,606,054
Warrants outstanding	68,681
Convertible debt, convertible into common stock	70,549,786
Diluted weighted average common stock outstanding	457,299,890	303,078,548